Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	First Investors Life Series Funds
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Feb. 21, 2014
Document Effective Date	Feb. 21, 2014
Prospectus Date	May 01, 2013